UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, TX  75201

13F File Number:  28-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

     s/s Samuel S. Moore     Dallas, TX     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $136,072 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEACON FED BANCORP INC         COM              073582108     3998   300537 SH       SOLE                   300537
BROOKLINE BANCORP INC DEL      COM              11373M107     9815  1273025 SH       SOLE                  1273025
CAPE BANCORP INC               COM              139209100      563    79633 SH       SOLE                    79633
CFS BANCORP INC                COM              12525D102      247    56690 SH       SOLE                    56690
CHICOPEE BANCORP INC           COM              168565109     7007   522908 SH       SOLE                   522908
ESSA BANCORP INC               COM              29667D104     2897   275653 SH       SOLE                   275653
FEDFIRST FINL CORP NEW         COM              31429C101      390    28910 SH       SOLE                    28910
FIRST CONN BANCORP INC MD      COM              319850103      849    75000 SH       SOLE                    75000
FOX CHASE BANCORP INC NEW      COM              35137T108     7260   572466 SH       SOLE                   572466
HAMPDEN BANCORP INC            COM              40867E107      183    14340 SH       SOLE                    14340
HERITAGE FINL GROUP INC        COM              42726X102     7817   752395 SH       SOLE                   752395
HUDSON CITY BANCORP            COM              443683107      566   100039 SH       SOLE                   100039
INVESTORS BANCORP INC          COM              46146P102     6861   543230 SH       SOLE                   543230
NORTHWEST BANCSHARES INC MD    COM              667340103    11121   933725 SH       SOLE                   933725
OBA FINL SVCS INC              COM              67424G101     2507   172910 SH       SOLE                   172910
OMNIAMERICAN BANCORP INC       COM              68216R107    11106   813658 SH       SOLE                   813658
ORITANI FINL CORP DEL          COM              68633D103     9051   703817 SH       SOLE                   703817
PEOPLES UNITED FINANCIAL INC   COM              712704105     8085   709303 SH       SOLE                   709303
SI FINL GROUP INC MD           COM              78425V104     1067   115399 SH       SOLE                   115399
SOUTHERN CONN BANCORP INC      COM              84264A102      219   122140 SH       SOLE                   122140
TERRITORIAL BANCORP INC        COM              88145X108     9246   482811 SH       SOLE                   482811
UNITED FINANCIAL BANCORP INC   COM              91030T109     6506   475268 SH       SOLE                   475268
VIEWPOINT FINL GROUP INC MD    COM              92672A101    21824  1905981 SH       SOLE                  1905981
WESTFIELD FINANCIAL INC NEW    COM              96008P104     6887  1045154 SH       SOLE                  1045154